Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets
Schedule of other assets

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Current
Prepayments	₩	3,375,986	3,078
Prepaid expenses (*1)		2,468,559	661,554
Subtotal		5,844,545	664,632
Non-Current
Prepayments (*2)		3,107,254	-
Non-current prepaid expenses (*1)		1,286,228	1,907,965
Subtotal		4,393,482	1,907,965
Total	₩	10,238,027	2,572,597

(*1)	On July 2023, the Company granted a retention bonus to 7 employees, as a compensation for being employed for the next 5 years. Non-current prepaid expenses are expensed in a straight-line basis, during the employment period defined in the contract. As of December 31, 2025, total prepaid expense of Korean Won 620,000 thousand and total non-current prepaid expense of Korean Won 930,000 thousand related to retention bonus are classified as prepaid expense, respectively.
(*2)	The Company recognized an impairment loss amounting to Korean Won 1,145,306 thousand in 2025.